Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ (444,185)	₩ (280,106)
Inc. (Dec.)	481,303	(164,079)
Ending	37,118	(444,185)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	153,136	181,143
Inc. (Dec.)	(5,912)	(28,007)
Ending	147,224	153,136
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	22,211	9,837
Inc. (Dec.)	10,025	12,374
Ending	32,236	22,211
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	119,114	227,594
Inc. (Dec.)	100,317	(108,480)
Ending	219,431	119,114
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	9,445	10,676
Inc. (Dec.)	2,097	(1,231)
Ending	11,542	9,445
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,818,461)	(1,789,748)
Inc. (Dec.)	84,462	(28,713)
Ending	(1,733,999)	(1,818,461)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	15,212	17,259
Inc. (Dec.)	4,619	(2,047)
Ending	19,831	15,212
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	137,326	4,613
Inc. (Dec.)	246,177	132,713
Ending	383,503	137,326
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	7,036	(38,010)
Inc. (Dec.)	(58,681)	45,046
Ending	(51,645)	7,036
Defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(95,683)	(73,589)
Inc. (Dec.)	(26,137)	(22,094)
Ending	(121,820)	(95,683)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	7,303	7,405
Inc. (Dec.)	10,302	(102)
Ending	17,605	7,303
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	61,801	70,318
Inc. (Dec.)	1,714	(8,517)
Ending	63,515	61,801
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(30,816)	(13,094)
Inc. (Dec.)	(10,360)	(17,722)
Ending	(41,176)	(30,816)
Impairment loss on AFS [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	112,555	75,919
Inc. (Dec.)	(3,957)	36,636
Ending	108,598	112,555
Difference in acquisition costs of treasury shares [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	69,408	70,532
Inc. (Dec.)		(1,124)
Ending	69,408	69,408
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	260,863	352,355
Inc. (Dec.)	128,862	(91,492)
Ending	389,725	260,863
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(969,550)	(886,790)
Inc. (Dec.)	483,528	(82,760)
Ending	(486,022)	(969,550)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	130,141	156,885
Inc. (Dec.)	26,850	(26,744)
Ending	156,991	130,141
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	168,021	130,272
Inc. (Dec.)	(14,145)	37,749
Ending	153,876	168,021
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	298,162	287,157
Inc. (Dec.)	12,705	11,005
Ending	310,867	298,162
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	91,839	115,589
Inc. (Dec.)	(19,433)	(23,750)
Ending	72,406	91,839
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	135,364	203,938
Inc. (Dec.)	4,503	(68,574)
Ending	₩ 139,867	₩ 135,364